Income taxes - Schedule of Income (Loss) before Income Tax, Domestic and Foreign (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Domestic	$ (96,956)	$ (106,508)	$ (51,600)
Foreign	181	103	(60)
Loss before income taxes	$ (96,775)	$ (106,405)	$ (51,660)